22. INCOME TAX AND DEFERRED TAXES (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity		$ 16,930,759	$ 17,926,129
Revaluation of land
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity		9,480,283	9,480,283
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity		(874,655)	0
Exchange difference of non-monetary items - Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity	[1]	8,481,984	8,471,821
Employee obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity		5,453	5,453
Revaluation of marketable securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognized, effect in equity		$ (162,306)	$ (31,428)

[1]	See description in Note 27.7 to these financial statements.